Shareholder Report, Line Graph (Details) - USD ($)	4 Months Ended	12 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2023
NEOS Enhanced Income 1-3 Month T-Bill ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 1-3 Month T-Bill ETF NAV
Account Value	$ 11,023	$ 11,023	$ 10,418
NEOS Enhanced Income Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income Aggregate Bond ETF NAV
Account Value	$ 10,261	$ 10,261	10,085
NEOS Nasdaq-100® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	NEOS Nasdaq-100® High Income ETF NAV
Account Value	$ 10,575	$ 10,575
NEOS S&P 500® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS S&P 500® High Income ETF NAV
Account Value	12,309	$ 12,309	10,631
ClassNEOS Enhanced Income 1-3 Month T-Bill ETF-NEOS Enhanced Income 1-3 Month T-Bill ETF Market [Market]
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 1-3 Month T-Bill ETF Market
Account Value	11,020	$ 11,020	10,422
ClassNEOS Enhanced Income 1-3 Month T-Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	10,079	$ 10,079	9,949
ClassNEOS Enhanced Income 1-3 Month T-Bloomberg U.S. Treasury Bills: 1-3 Months [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value	10,870	$ 10,870	10,302
ClassNEOS Enhanced Income Aggregate Bond ETF-NEOS Enhanced Income Aggregate Bond ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income Aggregate Bond ETF Market
Account Value	10,267	$ 10,267	10,096
ClassNEOS Enhanced Income Aggregate Bond ETF-Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value	$ 10,079	$ 10,079	9,949
ClassNEOS Nasdaq-100® High Income ETF -NEOS Nasdaq-100® High Income ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NEOS Nasdaq-100® High Income ETF Market
Account Value	$ 10,572	10,572
ClassNEOS Nasdaq-100® High Income ETF -NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Account Value	$ 10,739	10,739
ClassNEOS Nasdaq-100® High Income ETF -Nasdaq-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Account Value	$ 10,568	$ 10,568
ClassNEOS S&P 500® High Income ETF-NEOS S&P 500® High Income ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS S&P 500® High Income ETF Market
Account Value	12,325	$ 12,325	10,647
ClassNEOS S&P 500® High Income ETF-S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	$ 13,472	$ 13,472	$ 10,510